Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Average reserve required by the Federal Reserve Bank	$ 0	$ 0
Interest-bearing deposits with other banks, maturity date	1 year
Securities classified held-to-maturity	$ 0	0
Restructured loans, minimum period of nonaccrual status to be considered as nonperforming	90 days
Minimum individual loan basis, with specific reserve requirement	$ 100,000
Goodwill	3,149,657
Advertising expense	$ 649,612	$ 783,303	$ 793,282
Lease terms	Under the new guidance, a lessee will be required to recognize assets and liabilities for leases with lease terms of more than 12 months.
Accumulated Other Comprehensive Income (Loss)
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	$ (1,588,198)
Retained Earnings
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	$ 1,588,198
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	3 years
Core deposit intangibles, estimated useful lives	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	40 years
Core deposit intangibles, estimated useful lives	10 years